Acquisitions and divestitures - Fair values of asstes and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Jun. 22, 2022	Dec. 31, 2021	Jun. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired assets
Cash and cash equivalents		$ (4,736)		$ (11,721)		$ (13,487)	$ (7,350)
Property, plant and equipment, fair value adjustments		$ 916
Nacala Corridor Holding [Member] | Discontinued operations [member]
Acquired assets
Cash and cash equivalents			$ 172
Inventory, recoverable tax, and other assets			423
Intangible			2,219
Property, plant, and equipment			1,363
Assumed liabilities			(158)
Net identifiable assets acquired			4,019
Fair Value Adjustments, Recognised As Of Acquisition Date	[1]		1,590
Total identifiable net assets at fair value			2,429
Pre-existing relation (Loans receivable from NLC)			859
Loss on pre-existing relation			(771)
Total identifiable net assets at fair value			2,517		$ 2,517
Cash consideration			2,517
Cash and cash equivalents			(172)
Net cash outflow			$ 2,345
Property, plant and equipment, fair value adjustments					441
Intangible assets, fair value adjustments					$ 791

[1]	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.